Earnings/ (Loss) Per Share (EPS) - Basic and diluted (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings/ (Loss) Per Share (EPS)
Loss of year attributable to equity holders (in EUR)	€ (20,607,000)	€ (13,124,000)	€ (42,991,000)	€ (25,030,000)
Weighted average number of common shares outstanding (in units)	37,431,255	30,744,220	37,429,260	29,706,019
Basic earnings per share in EUR (EUR/unit)	€ (0.551)	€ (0.428)	€ (1.149)	€ (0.843)
Diluted earnings per share in EUR (EUR/unit)	€ (0.551)	€ (0.428)	€ (1.149)	€ (0.843)